Financial Instruments - Schedule of Fair Value Measurement and Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	$ 326,290	$ 390,873
Financial liabilities	3,213	3,905
Short-term investments	24,829	86,666
Cash equivalents	124,538	62,179
Equity method loss recorded against LTI	19,138	5,307
Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	326,290	390,873
Financial liabilities	3,213	3,905
Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	169	169
Subsidiary preferred shares | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	169	169
Share-based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	3,044	3,736
Share-based liability awards | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	3,044	3,736
Level 1
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	97,454	184,690
Financial liabilities	0	0
Level 1 | Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 1 | Share-based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 2
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Financial liabilities	0	0
Level 2 | Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 2 | Share-based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 3
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	228,836	206,183
Financial liabilities	3,213	3,905
Level 3 | Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	169	169
Level 3 | Share-based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	3,044	3,736
Money Markets
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	97,447	181,716
Money Markets | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	97,447	181,716
Money Markets | Level 1
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	97,447	181,716
Money Markets | Level 2
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Money Markets | Level 3
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Investment in notes from associates
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	11,417	17,731
Investment in notes from associates | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	11,417	17,731
Investment in notes from associates | Level 1
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Investment in notes from associates | Level 2
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Investment in notes from associates | Level 3
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	11,417	17,731
Investments held at fair value
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	217,426	191,426
Investments held at fair value | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	217,426	191,426
Investments held at fair value | Level 1
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	7	2,974
Investments held at fair value | Level 2
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Investments held at fair value | Level 3
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	217,419	188,452
Equity method loss recorded against LTI	$ 19,138	$ 5,307	$ 0